AMG Beutel Goodman International Equity Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2022
	Shares	Value
Common Stocks - 94.7%
Communication Services - 13.1%
Hakuhodo DY Holdings, Inc. (Japan)	31,360	$322,558
ITV PLC (United Kingdom)	690,318	620,886
Koninklijke KPN, N.V. (Netherlands)[1]	252,622	833,398
Nippon Telegraph & Telephone Corp. (Japan)	26,210	748,697

Total Communication Services		2,525,539
Consumer Discretionary - 4.1%
Cie Generale des Etablissements Michelin SCA (France)	27,954	782,281
Consumer Staples - 12.2%
Carlsberg AS, Class B (Denmark)	7,354	951,181
Essity AB, Class B (Sweden)	31,206	794,352
Henkel AG & Co. KGaA (Germany)	1,129	71,189
Unilever PLC (United Kingdom)	11,150	543,037

Total Consumer Staples		2,359,759
Energy - 8.9%
Ampol, Ltd. (Australia)	45,258	1,072,231
TGS ASA (Norway)	44,050	653,838

Total Energy		1,726,069
Financials - 4.4%
DBS Group Holdings, Ltd. (Singapore)	9,400	214,492
Julius Baer Group, Ltd. (Switzerland)	12,417	642,084

Total Financials		856,576
Health Care - 18.1%
GSK PLC (United Kingdom)	34,460	724,012
Novartis AG (Switzerland)	6,430	552,528
Roche Holding AG (Switzerland)	2,459	816,399
Shionogi & Co., Ltd. (Japan)	14,480	742,700
Smith & Nephew PLC (United Kingdom)	51,124	655,469

Total Health Care		3,491,108
Industrials - 20.0%
dormakaba Holding AG (Switzerland)	1,903	906,555
IMI PLC (United Kingdom)	56,345	920,059
Konecranes Oyj (Finland)[1]	33,274	893,369
Smiths Group PLC (United Kingdom)	60,677	1,145,109

Total Industrials		3,865,092
	Shares	Value
Information Technology - 4.6%
Atea ASA (Norway)	72,458	$884,731
Materials - 9.3%
Akzo Nobel, N.V. (Netherlands)	10,741	722,875
BASF SE (Germany)	11,431	509,425
HeidelbergCement AG (Germany)	11,021	561,378

Total Materials		1,793,678

Total Common Stocks (Cost $21,706,615)		18,284,833

	Principal Amount
Short-Term Investments - 6.2%
Joint Repurchase Agreements - 6.2%[2]
Citigroup Global Markets, Inc., dated 07/29/22, due 08/01/22, 2.250% total to be received $199,712 (collateralized by various U.S. Treasuries, 0.125% - 4.750%, 02/15/41 - 02/15/51, totaling $203,669)	$199,675	199,675
RBC Dominion Securities, Inc., dated 07/29/22, due 08/01/22, 2.300% total to be received $1,000,192 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 5.500%, 08/25/22 - 05/20/52, totaling $1,020,000)	1,000,000	1,000,000

Total Joint Repurchase Agreements		1,199,675

	Shares
Other Investment Companies - 0.0%#
Dreyfus Government Cash Management Fund, Institutional Shares, 1.83%[3]	1,448	1,448
JPMorgan U.S. Government Money Market Fund, IM Shares, 1.80%[3]	746	746

Total Other Investment Companies		2,194

Total Short-Term Investments (Cost $1,201,870)		1,201,869
Total Investments - 100.9% (Cost $22,908,485)		19,486,702
Other Assets, less Liabilities - (0.9)%		(179,108)
Net Assets - 100.0%		$19,307,594

#	Less than 0.05%.
[1]	Some of these securities, amounting to $1,162,961 or 6.0% of net assets, were out on loan to various borrowers and are collateralized by cash. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the July 31, 2022, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

AMG Beutel Goodman International Equity Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2022:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks†	—	$18,284,833	—	$18,284,833
Short-Term Investments
Joint Repurchase Agreements	—	1,199,675	—	1,199,675
Other Investment Companies	$2,194	—	—	2,194
Total Investments in Securities	$2,194	$19,484,508	—	$19,486,702

†	All common stocks held in the Fund are Level 2 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended July 31, 2022, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at July 31, 2022, was as follows:
Country	% of Long-Term Investments
Australia	5.9
Denmark	5.2
Finland	4.9
France	4.3
Germany	6.2
Japan	9.9
Netherlands	8.5
Norway	8.4
Singapore	1.2
Sweden	4.3
Switzerland	16.0
United Kingdom	25.2
100.0
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at July 31, 2022, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$1,162,961	$1,199,675	—	$1,199,675
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.